Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional Paid-in Capital	Statutory Reserve	Retained earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2021		$ 1,250	[1]	$ 276,965	$ 11,729	$ 54,617	$ 7,176	$ 351,737
Balance (in Shares) at Dec. 31, 2021	[1]	12,500,000
Capital Contributions				6,760,538				6,760,538
Net income						537,555		537,555
Appropriated statutory surplus reserves					41,836	(41,836)
Foreign currency translation adjustment							187,942	187,942
Balance at Dec. 31, 2022		$ 1,250	[1]	7,037,503	53,565	550,336	195,118	7,837,772
Balance (in Shares) at Dec. 31, 2022	[1]	12,500,000
Net income						1,352,511		1,352,511
Appropriated statutory surplus reserves					146,664	(146,664)
Foreign currency translation adjustment							(227,278)	(227,278)
Balance at Dec. 31, 2023		$ 1,250	[1]	7,037,503	200,229	1,756,183	(32,160)	$ 8,963,005
Balance (in Shares) at Dec. 31, 2023		12,500,000	[1]					12,500,000	[2]
Net income						1,606,489		$ 1,606,489
Appropriated statutory surplus reserves					160,854	(160,854)
Foreign currency translation adjustment							(302,960)	(302,960)
Balance at Dec. 31, 2024		$ 1,250	[1]	$ 7,037,503	$ 361,083	$ 3,201,818	$ (335,120)	$ 10,266,534
Balance (in Shares) at Dec. 31, 2024		12,500,000	[1]					12,500,000	[2]

[1]	The share amounts are presented on a retrospective basis.
[2]	The share amounts are presented on a retrospective basis.